Summary of Quarterly Results (Tables)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Data [Abstract]
Schedule Of Quarterly Financial Information Table Text Block
			Net Income (Loss)
			Attributable	Net Income (Loss) Per
			to Common	Common Share (2)
(Amounts in thousands, except per share amounts)		Revenues	Shareholders (1)	Basic	Diluted
2014
	December 31	$597,010	$513,238	$2.73	$2.72
	September 30	578,710	131,159	0.70	0.69
	June 30	574,411	76,642	0.41	0.41
	March 31	562,381	62,349	0.33	0.33

2013
	December 31	$570,977	$(68,887)	$(0.37)	$(0.37)
	September 30	578,322	83,005	0.44	0.44
	June 30	582,258	145,926	0.78	0.78
	March 31	567,619	231,990	1.24	1.24
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(1)	Fluctuations among quarters resulted primarily from non-cash impairment losses, mark-to-market of derivative instruments, net gains on sale of real estate and from seasonality of business operations.

(2)	The total for the year may differ from the sum of the quarters as a result of weighting.